CONSOLIDATED STATEMENTS OF Financial Position (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 63,862	$ 78,612
Investments	18,746	10,895
Accounts receivable trade, less allowances of $2,142 and $1,731	42,108	41,895
Other receivables	5,528	3,391
Inventories:
Finished goods and work-in-process	37,046	42,676
Raw materials and supplies	25,337	29,084
Prepaid expenses	4,148	5,070
Deferred income taxes	466	578
Total current assets	197,241	212,201
PROPERTY, PLANT AND EQUIPMENT, at cost:
Land	21,687	21,939
Buildings	108,391	107,567
Machinery and equipment	331,110	322,993
Construction in progress	2,539	2,598
Property, plant and equipment, gross	463,727	455,097
Less-Accumulated depreciation	262,437	242,935
Net property, plant and equipment	201,290	212,162
OTHER ASSETS:
Goodwill	73,237	73,237
Trademarks	175,024	175,024
Investments	124,685	96,161
Split dollar officer life insurance	66,911	74,209
Prepaid expenses		3,212
Equity method investment	2,127	3,935
Deferred income taxes	6,222	7,715
Total other assets	448,206	433,493
Total assets	846,737	857,856
CURRENT LIABILITIES:
Accounts payable	8,942	10,683
Dividends payable		4,603
Accrued liabilities	45,150	43,069
Postretirement health care and life insurance benefits	555	574
Income taxes payable	6,118
Total current liabilities	60,765	58,929
NONCURRENT LIABILITES:
Deferred income taxes	38,748	43,521
Postretirement health care and life insurance benefits	26,826	25,534
Industrial development bonds	7,500	7,500
Liability for uncertain tax positions	7,866	8,345
Deferred compensation and other liabilities	55,217	48,092
Total noncurrent liabilities	136,157	132,992
SHAREHOLDERS' EQUITY:
Capital in excess of par value	547,576	533,677
Retained earnings, per accompanying statement	80,210	114,269
Accumulated other comprehensive loss	(16,447)	(19,953)
Treasury stock (at cost)- 73 shares and 71 shares, respectively	(1,992)	(1,992)
Total shareholders' equity	649,815	665,935
Total liabilities and shareholders' equity	846,737	857,856
Common stock
SHAREHOLDERS' EQUITY:
Common stock	25,450	25,333
Class B common stock
SHAREHOLDERS' EQUITY:
Common stock	$ 15,018	$ 14,601